Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 11,653	$ 10,640
Accumulated benefit obligation	11,634	10,627
Fair value of plan assets	10,727	9,429
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	29	555
Fair value of plan assets	$ 0	$ 511